CONCENTRATIONS AND CREDIT RISK	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
CONCENTRATIONS AND CREDIT RISK

NOTE 10 — CONCENTRATIONS AND CREDIT RISK

As of March 31, 2023 and September 30, 2022, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the six months ended March 31, 2023, one customer accounted for 43.8% of the Company’s total revenue. For the six months ended March 31, 2022, one customer accounted for approximately 19.2% of the Company’s total revenue.

As of March 31, 2023, one customer accounted for approximately 35.4% of the Company’s total accounts receivable balance. As of September 30, 2022, no customer accounted for more than 10% of the Company’s total accounts receivable.

For the six months ended March 31, 2023 and 2022, no single vendor accounted for more than 10% of the Company’s total purchases.

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
CONCENTRATIONS AND CREDIT RISK

NOTE 10 — CONCENTRATIONS AND CREDIT RISK

As of March 31, 2023 and September 30, 2022, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the six months ended March 31, 2023, one major customer accounted for 11% of the Company’s total revenue. For the six months ended March 31, 2022, three major customers accounted 33%, 10%, and 10% of the Company’s total revenue, respectively.

As of March 31, 2023, three major customers accounted for 13%, 13%, and 11% of the Company’s total accounts receivable balance, respectively. As of September 30, 2022, four major customers accounted 16%, 16%, 10%, and 10% of the Company’s total accounts receivable balance, respectively.

For the six months ended March 31, 2023, no major vendors accounted for more than 10% of the Company’s total purchases. For the six months ended March 31, 2022, one major vendor accounted for 11% of the Company’s total purchases.

As of March 31, 2023, no major vendors accounted for more than 10% of the Company’s total accounts payable. As of September 30, 2022, three major vendors accounted 25%, 16%, and 10% of the Company’s total accounts payable balance, respectively.

NOTE 10 — CONCENTRATIONS AND CREDIT RISK

As of September 30, 2022 and 2021, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the fiscal year ended September 30, 2022, one major customer accounted for 17% of the Company’s total revenue. For the fiscal year ended September 30, 2021, three major customers accounted 27%, 13%, and 11% of the Company’s total revenue, respectively.

As of September 30, 2022, four major customers accounted 16%, 16%, 10%, and 10% of the Company’s total accounts receivable balance, respectively. As of September 30, 2021, two customers accounted for approximately 36%, and 14% of the Company’s total accounts receivable balance, respectively.

For the fiscal year ended September 30, 2022, no major vendors accounted for more than 10% of the Company’s total purchases. For the fiscal year ended September 30, 2021, one major vendor accounted for 10% of the Company’s total purchases.

As of September 30, 2022, three major vendors accounted 25%, 16%, and 10% of the Company’s total accounts payable balance, respectively. As of September 30, 2021, two major vendors accounted for 15% and 14% of the Company’s total accounts payable, respectively.